Subsequent Events (Details) - Shareholders approved [Member]	Sep. 03, 2020 shares
Geoffrey Kempler [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	14,000,000
Tristan Edwards [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	7,000,000
Lawrence Gozlan [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	7,000,000
Peter Marks [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	7,000,000
Brian Meltzer [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	7,000,000
David Sinclair [Member]
Statement Line Items [Line Items]
Incentive options with an exercise price	7,000,000